VIRTUS Seix Core Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2023
($ reported in thousands)
	Par Value	Value
U.S. Government Securities—41.6%
U.S. Treasury Bond 3.625%, 5/15/53	$ 6,134	$ 5,079
U.S. Treasury Notes
0.375%, 7/15/24	414	398
0.500%, 3/31/25	1,136	1,059
0.250%, 9/30/25	3,421	3,113
3.625%, 5/15/26	4,071	3,946
1.875%, 2/28/27	166	151
2.750%, 7/31/27	3,428	3,193
3.625%, 5/31/28	1,176	1,127
3.875%, 8/15/33	5,779	5,460
Total U.S. Government Securities (Identified Cost $24,460)		23,526

Mortgage-Backed Securities—34.6%
Agency—32.7%
Federal Home Loan Mortgage Corporation
Pool #A95259 4.000%, 12/1/40	255	234
Pool #G60019 4.500%, 3/1/44	117	110
Pool #Q42921 3.500%, 9/1/46	343	304
Pool #Q53881 4.500%, 1/1/48	199	187
Pool #QA3079 3.500%, 10/1/49	179	157
Pool #QA4766 3.500%, 11/1/49	329	290
Pool #QA9935 3.000%, 6/1/50	142	120
Pool #QC2692 3.000%, 6/1/51	195	163
Pool #QD9468 3.500%, 4/1/52	188	164
Pool #QE0961 4.000%, 4/1/52	373	333
Pool #QE1443 4.000%, 5/1/52	320	286
Pool #QE1985 4.500%, 5/1/52	264	243
Pool #QE2366 5.000%, 5/1/52	93	88
Pool #QE4826 4.500%, 7/1/52	497	456
Pool #QE9889 5.000%, 9/1/52	190	180
Pool #QE9908 5.500%, 9/1/52	178	172
Pool #QF0346 5.000%, 9/1/52	111	106
Pool #QF8190 6.000%, 2/1/53	272	268
Pool #QF8551 5.500%, 3/1/53	147	142
Pool #QF8817 6.000%, 3/1/53	212	209
Pool #RA2622 3.000%, 5/1/50	90	75
	Par Value	Value

Agency—continued
Pool #RA7502 5.000%, 6/1/52	$ 1	$ 1
Pool #RA8188 4.500%, 11/1/52	377	346
Pool #RA8285 4.500%, 10/1/47	506	467
Pool #SC0203 2.500%, 12/1/41	396	327
Pool #SD0164 3.500%, 12/1/49	299	261
Pool #SD1618 5.000%, 9/1/52	1,051	992
Pool #SD2317 6.000%, 1/1/53	967	956
Pool #ZM5226 3.500%, 12/1/47	185	162
Federal National Mortgage Association
Pool #AB3692 4.000%, 10/1/41	206	188
Pool #AB3878 4.000%, 11/1/41	231	211
Pool #AB5924 3.000%, 8/1/42	356	302
Pool #BN4542 4.500%, 2/1/49	69	65
Pool #BO1277 3.000%, 7/1/49	209	174
Pool #BP5431 3.000%, 6/1/50	61	51
Pool #BT7914 5.000%, 10/1/52	479	453
Pool #BV3044 3.000%, 2/1/52	389	328
Pool #BV8328 3.500%, 5/1/52	425	368
Pool #BW0044 5.000%, 7/1/52	292	278
Pool #BW3311 4.500%, 7/1/52	503	463
Pool #BX1225 5.500%, 10/1/52	263	255
Pool #BX4894 5.000%, 1/1/53	103	98
Pool #CA5122 3.000%, 2/1/50	185	155
Pool #CB3110 2.500%, 3/1/47	411	327
Pool #CB3630 4.000%, 5/1/52	559	498
Pool #CB3875 3.500%, 6/1/47	476	413
Pool #CB3922 5.000%, 6/1/52	1	—(1)
Pool #CB4451 4.000%, 8/1/42	159	144
Pool #FM7290 3.000%, 5/1/51	389	327
Pool #FM8210 3.000%, 4/1/50	193	162
Pool #FS1253 4.000%, 4/1/52	370	331
	Par Value	Value

Agency—continued
Pool #FS1383 4.000%, 4/1/52	$ 257	$ 229
Pool #FS1443 3.500%, 4/1/52	671	579
Pool #FS2249 5.000%, 6/1/52	460	436
Pool #FS2692 5.000%, 8/1/52	514	488
Pool #FS3262 4.000%, 10/1/46	603	553
Pool #FS3386 3.500%, 5/1/38	575	515
Pool #FS3687 5.000%, 11/1/52	486	461
Government National Mortgage Association
Pool #CO1904 5.000%, 8/15/52	280	272
Pool #CO1918 5.500%, 9/15/52	192	189
Pool #CP7106 5.500%, 8/20/52	59	58
Pool #CP7113 5.500%, 9/20/52	39	39
Pool #CR2361 6.000%, 12/15/52	140	143
Pool #CR3025 5.500%, 12/20/52	276	270
Pool #CR9210 5.500%, 1/20/53	203	198
Pool #CS5391 6.000%, 1/20/53	243	242
Pool #CS5448 6.000%, 1/20/53	322	321
Pool #CS7736 6.000%, 4/20/53	134	134
		18,517

Non-Agency—1.9%
BB-UBS Trust 2012-SHOW, B 144A 3.882%, 11/5/36(2)	605	546
BWAY Mortgage Trust 2013-1515, A2 144A 3.454%, 3/10/33(2)	100	94
Goldman Sachs Mortgage Securities Corp. II 2005-ROCK, A 144A 5.366%, 5/3/32(2)	225	217
See Notes to Schedule of Investments

VIRTUS Seix Core Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
Wells Fargo Commercial Mortgage Trust 2021-SAVE, A (1 month Term SOFR + 1.264%, Cap N/A, Floor 1.150%) 144A 6.597%, 2/15/40(2)(3)	$ 209	$ 200
		1,057

Total Mortgage-Backed Securities (Identified Cost $21,200)		19,574

Asset-Backed Securities—4.5%
Automobiles—0.2%
Ford Credit Auto Owner Trust 2023-1, A 144A 4.850%, 8/15/35(2)	140	136
Credit Card—2.0%
American Express Credit Account Master Trust 2023-3, A 5.230%, 9/15/28	285	284
Capital One Multi-Asset Execution Trust 2005-B3, B3 (3 month Term SOFR + 0.812%, Cap N/A, Floor 0.550%) 6.120%, 5/15/28(3)	470	465
Citibank Credit Card Issuance Trust 2017-A6, A6 (1 month Term SOFR + 0.884%) 6.218%, 5/14/29(3)	365	367
		1,116

Other—2.3%
CF Hippolyta Issuer LLC
2020-1, A1 144A 1.690%, 7/15/60(2)	171	155
2020-1, B1 144A 2.280%, 7/15/60(2)	243	213
DB Master Finance LLC 2021-1A, A23 144A 2.791%, 11/20/51(2)	231	178
Jersey Mike’s Funding 2019-1A, A2 144A 4.433%, 2/15/50(2)	263	241
PSNH Funding LLC 2018-1, A3 3.814%, 2/1/35	100	90
Stack Infrastructure Issuer LLC 2023-1A, A2 144A 5.900%, 3/25/48(2)	50	48
Taco Bell Funding LLC 2021-1A, A23 144A 2.542%, 8/25/51(2)	216	165
	Par Value	Value

Other—continued
Vantage Data Centers LLC 2020-2A, A2 144A 1.992%, 9/15/45(2)	$ 240	$ 201
		1,291

Total Asset-Backed Securities (Identified Cost $2,761)		2,543

Corporate Bonds and Notes—17.5%
Communication Services—0.3%
AT&T, Inc. 3.550%, 9/15/55	234	143
Consumer Discretionary—0.5%
General Motors Financial Co., Inc. 5.850%, 4/6/30	108	103
Hyatt Hotels Corp. 1.800%, 10/1/24	203	195
		298

Consumer Staples—2.0%
Kimberly-Clark Corp. 4.500%, 2/16/33	213	202
Mars, Inc. 144A 2.450%, 7/16/50(2)	169	91
PepsiCo, Inc. 4.650%, 2/15/53	479	425
Philip Morris International, Inc. 5.375%, 2/15/33	408	387
		1,105

Energy—1.2%
Boardwalk Pipelines LP 4.450%, 7/15/27	82	77
Enterprise Products Operating LLC 4.200%, 1/31/50	173	133
Pioneer Natural Resources Co. 1.900%, 8/15/30	330	259
Targa Resources Corp. 4.200%, 2/1/33	148	126
Williams Cos., Inc. (The) 3.500%, 10/15/51	167	107
		702

Financials—9.6%
AerCap Ireland Capital DAC 3.000%, 10/29/28	150	129
American Express Co. 3.950%, 8/1/25	134	130
Bank of America Corp.
2.087%, 6/14/29	198	166
2.572%, 10/20/32	241	185
Bank of New York Mellon Corp. (The) 4.414%, 7/24/26	315	306
	Par Value	Value

Financials—continued
BP Capital Markets America, Inc. 4.812%, 2/13/33	$ 341	$ 319
BPCE S.A. 144A 5.748%, 7/19/33(2)	250	234
Charles Schwab Corp. (The)
5.643%, 5/19/29	110	108
5.853%, 5/19/34	110	104
Daimler Truck Finance North America LLC 144A 2.500%, 12/14/31(2)	182	142
Goldman Sachs Group, Inc. (The) 1.542%, 9/10/27	421	369
Hartford Financial Services Group, Inc. (The) 2.800%, 8/19/29	163	140
Hyundai Capital America 144A 5.700%, 6/26/30(2)	207	199
John Deere Capital Corp. 5.150%, 3/3/25	129	129
JPMorgan Chase & Co.
0.824%, 6/1/25	412	396
1.578%, 4/22/27	49	44
KeyBank N.A. 4.390%, 12/14/27(4)	250	225
Morgan Stanley
0.791%, 1/22/25	472	463
1.593%, 5/4/27	355	316
Pfizer Investment Enterprises Pte Ltd. 5.300%, 5/19/53	368	342
PG&E Wildfire Recovery Funding LLC Series A-2 4.263%, 6/1/38	250	226
Sigeco Securitization I LLC Series A1 5.026%, 11/15/38	130	124
U.S. Bancorp 5.727%, 10/21/26	129	128
United Airlines Pass-Through-Trust 2020-1, A 5.875%, 4/15/29	302	300
Wells Fargo & Co. 3.526%, 3/24/28	250	229
		5,453

Health Care—1.0%
AbbVie, Inc. 4.250%, 11/21/49	306	242
Amgen, Inc.
5.250%, 3/2/33	231	221
5.650%, 3/2/53	130	122
		585

Industrials—0.9%
Ingersoll Rand, Inc. 5.700%, 8/14/33	113	109
United Parcel Service, Inc. 5.050%, 3/3/53	284	260
See Notes to Schedule of Investments

VIRTUS Seix Core Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023
($ reported in thousands)
	Par Value	Value

Industrials—continued
Veralto Corp. 144A 5.450%, 9/18/33(2)	$ 143	$ 139
		508

Materials—1.1%
Air Products & Chemicals, Inc. 4.800%, 3/3/33	255	245
Newmont Corp.
2.250%, 10/1/30	237	189
6.250%, 10/1/39	212	211
		645

Real Estate—0.2%
Tanger Properties LP 2.750%, 9/1/31	175	126
Utilities—0.7%
Boardwalk Pipelines LP 3.400%, 2/15/31	112	93
Consolidated Edison Co. of New York, Inc. 3.200%, 12/1/51	176	110
Southern Co. (The) Series A 3.700%, 4/30/30	181	161
		364

Total Corporate Bonds and Notes (Identified Cost $11,051)		9,929

Total Long-Term Investments—98.2% (Identified Cost $59,472)		55,572

	Shares	Value
Short-Term Investment—0.0%
Money Market Mutual Fund—0.0%
State Street Institutional U.S. Government Money Market Fund - Institutional Shares (seven-day effective yield 5.215%)(5)	14,298	$ 14
Total Short-Term Investment (Identified Cost $14)		14

Securities Lending Collateral—0.2%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 5.222%)(5)(6)	93,000	93
Total Securities Lending Collateral (Identified Cost $93)		93

TOTAL INVESTMENTS—98.4% (Identified Cost $59,579)		$55,679
Other assets and liabilities, net—1.6%		888
NET ASSETS—100.0%		$56,567

Abbreviations:
DAC	Designated Activity Company
LLC	Limited Liability Company
LP	Limited Partnership
SOFR	Secured Overnight Financing Rate
Footnote Legend:
(1)	Amount is less than $500 (not in thousands).
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2023, these securities amounted to a value of $3,199 or 5.7% of net assets.
(3)	Variable rate security. Rate disclosed is as of September 30, 2023. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(4)	All or a portion of security is on loan.
(5)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(6)	Represents security purchased with cash collateral received for securities on loan.
The following table summarizes the value of the Fund’s investments as of September 30, 2023, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at September 30, 2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Debt Instruments:
Asset-Backed Securities	$2,543	$—	$2,543
Corporate Bonds and Notes	9,929	—	9,929
Mortgage-Backed Securities	19,574	—	19,574
U.S. Government Securities	23,526	—	23,526
Money Market Mutual Fund	14	14	—
Securities Lending Collateral	93	93	—
Total Investments	$55,679	$107	$55,572
There were no securities valued using significant unobservable inputs (Level 3) at September 30, 2023.
There were no transfers into or out of Level 3 related to securities held at September 30, 2023.
See Notes to Schedule of Investments

VIRTUS Seix Core Bond Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2023
Note 1. Security Valuation
The Fund’s Board of Trustees have designated the Investment Adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Investment Adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the Investment Adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the Investment Adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, swaps, swaptions, options and equity-linked instruments, are valued based on model prices provided by independent pricing services or from dealer quotes. Depending on the derivative type and the specific terms of the transaction, these models vary and include observable inputs in actively quoted markets including but not limited to: underlying reference entity details, indices, spreads, interest rates, yield curves, dividend and exchange rates. These instruments are generally categorized as Level 2 in the hierarchy. Centrally cleared swaps listed or traded on a bilateral or trade facility platform, such as a registered exchange, are valued at the last posted settlement price determined by the respective exchange. These securities are generally categorized as Level 2 within the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.
4